Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Supporting information

	Goodwill	Customer Relationship Intangible	Other	Total
As at December 31, 2021	$1,975	$426	$39	$2,440
Amortization[1]	—	(54)	(11)	(65)
Foreign exchange	(11)	(3)	(1)	(15)
Finalization of purchase price allocation on Angelina acquisition	(20)	21	—	1
Other	—	—	(3)	(3)
As at December 31, 2022	$1,944	$390	$24	$2,358

As at December 31, 2022
Cost	$1,944	$486	$74	$2,504
Accumulated amortization	—	(96)	(50)	(146)
Net	$1,944	$390	$24	$2,358

As at December 31, 2022	$1,944	$390	$24	$2,358
Additions	—	—	3	3
Amortization[1]	—	(53)	(9)	(62)
Foreign exchange	5	2	—	6
Transfers	—	—	4	4
Other	—	—	(2)	(2)
As at December 31, 2023	$1,949	$339	$20	$2,307

As at December 31, 2023
Cost	$1,949	$489	$80	$2,518
Accumulated amortization	—	(150)	(60)	(211)
Net	$1,949	$339	$20	$2,307
1.Amortization of $62 million (2022 - $65 million) relates to selling, general and administration expense.
Schedule of Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

	December 31,	December 31,
As at	2023	2022
Canadian lumber	$171	$171
US lumber	409	409
North America EWP	1,280	1,280
Europe EWP	89	84
Total	$1,949	$1,944